Investment In Unconsolidated Subsidiaries (Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Summit [Member]	Dec. 28, 2012 BBAM Limited Partnership [Member]	Dec. 31, 2012 BBAM Limited Partnership [Member]	Dec. 31, 2011 BBAM Limited Partnership [Member]	Apr. 29, 2010 BBAM Limited Partnership [Member]	Dec. 31, 2013 Fly ZC Aircraft Holdings LP [Member]	Dec. 31, 2012 Fly ZC Aircraft Holdings LP [Member]	Dec. 31, 2011 Fly ZC Aircraft Holdings LP [Member]
Investment in Unconsolidated Subsidiaries (Textual) [Abstract]
Percentage of limited partnership interest								15.00%	57.40%
Privately-held aircraft leasing and management business								$ 8,750,000
Company sold its interest in BBAM LP, percentage					15.00%
Proceeds as a result of working capital adjustments					1,000,000
Company sold its interest in BBAM LP					49,500,000
Gain on sale of investment in unconsolidated subsidiary		36,882,000
Equity earnings from investment	1,871,000	9,383,000	5,647,000			7,800,000	5,400,000		1,900,000	1,600,000	300,000
Distributions from unconsolidated subsidiaries		6,269,000	26,951,000			6,000,000	5,000,000			500,000	23,200,000
Summit interest in joint venture				10.20%				85.00%
Received in connection with the completion											22,200,000
Debt financing by the joint venture											$ 40,000,000